Notes Payable (Details) - Schedule of Notes Payable - FF Intelligent Mobility Global Holdings Ltd [Member] - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Debt Instrument [Line Items]
Unpaid Balance		$ 301,172		$ 177,657		$ 121,818
Fair Value Measurement Adjustments		37,579		13,947		5,104
Gain on Extinguishments				(285)
Net Carrying Value		$ 333,626		$ 191,319		$ 126,922
Notes payable [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Repayment in 10% increments contingent on a specified fundraising event		Repayment in 10% increments contingent on a specified fundraising event	[1]	Repayment in 10% increments contingent on a specified fundraising event	[1]
Contractual Interest Rates		12.00%		12.00%	[1]	12.00%	[1]
Unpaid Balance		$ 56,000		$ 57,293	[1]	$ 53,185	[1]
Fair Value Measurement Adjustments					[1]		[1]
Gain on Extinguishments	[1]
Net Carrying Value		$ 56,000		$ 57,293	[1]	$ 53,185	[1]
Notes payable – NPA tranche [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 6, 2021		October 6, 2021	[2]	May 31 2020	[2]
Contractual Interest Rates		10.00%		10.00%	[2]	10.00%	[2]
Unpaid Balance		$ 27,117		$ 27,118	[2]	$ 26,218	[2]
Fair Value Measurement Adjustments		5,473		5,263	[2]	4,935	[2]
Gain on Extinguishments	[2]
Net Carrying Value		$ 32,590		$ 32,381	[2]	$ 31,153	[2]
Notes payable One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 6, 2021	[3]	June 30, 2021	[4]	December 31, 2019	[4]
Contractual Interest Rates		14.00%	[3]	12.00%	[4]	12.00%	[4]
Unpaid Balance		$ 55,000	[3]	$ 19,100	[4]	$ 12,100	[4]
Fair Value Measurement Adjustments		11,232	[3]		[4]		[4]
Gain on Extinguishments	[4]
Net Carrying Value		$ 66,232	[3]	$ 19,100	[4]	$ 12,100	[4]
Notes payable Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		June 30, 2021	[5]	June 30, 2021	[6]	Due on Demand	[4]
Contractual Interest Rates		12.00%	[5]	1.52%	[6]	12.00%	[4]
Unpaid Balance		$ 19,100	[5]	$ 4,400	[6]	$ 7,000	[4]
Fair Value Measurement Adjustments			[5]		[6]		[4]
Gain on Extinguishments	[6]			(102)
Net Carrying Value		$ 19,100	[5]	$ 4,298	[6]	$ 7,000	[4]
Notes payable Three [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[6]			June 30, 2021		December 31, 2019
Contractual Interest Rates	[6]			8.99%		1.52%
Unpaid Balance	[6]			$ 2,240		$ 4,400
Fair Value Measurement Adjustments	[6]
Gain on Extinguishments	[6]			(5)
Net Carrying Value	[6]			$ 2,235		$ 4,400
Notes payable Four [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		June 30, 2021	[5]	June 30, 2021	[6]	July 1, 2020	[6]
Contractual Interest Rates		8.99%	[5]	8.00%	[6]	8.99%	[6]
Unpaid Balance		$ 2,240	[5]	$ 300	[6]	$ 2,240	[6]
Fair Value Measurement Adjustments			[5]		[6]		[6]
Gain on Extinguishments	[6]			(1)
Net Carrying Value		$ 2,240	[5]	$ 299	[6]	$ 2,240	[6]
Notes payable – China various other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Various Dates 2021		Various Dates 2021	[7]	Due on Demand	[7]
Contractual Interest Rates		6.00%		6.00%	[7]	9.00%	[7]
Unpaid Balance		$ 4,917		$ 4,869	[7]	$ 3,440	[7]
Fair Value Measurement Adjustments					[7]		[7]
Gain on Extinguishments	[7]			(62)
Net Carrying Value		$ 4,917		$ 4,807	[7]	$ 3,440	[7]
Notes payable – China various other One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Due on Demand		Due on Demand	[7]	Various Dates 2020	[7]
Contractual Interest Rates		9.00%		9.00%	[7]	6.00%	[7]
Unpaid Balance		$ 3,715		$ 3,677	[7]	$ 3,155	[7]
Fair Value Measurement Adjustments					[7]		[7]
Gain on Extinguishments	[7]			(18)
Net Carrying Value		$ 3,715		$ 3,659	[7]	$ 3,155	[7]
Notes payable – China various other Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Due on Demand	[8]	Due on Demand	[7]	Due on Demand	[7]
Contractual Interest Rates		0.00%	[8]	0.00%	[7]	0.00%	[7]
Unpaid Balance		$ 5,387	[8]	$ 4,597	[7]	$ 4,300	[7]
Fair Value Measurement Adjustments			[8]		[7]		[7]
Gain on Extinguishments	[7]
Net Carrying Value		$ 5,387	[8]	$ 4,597	[7]	$ 4,300	[7]
Notes payable – various other notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[6]			June 30, 2021
Contractual Interest Rates	[6]			6.99%
Unpaid Balance	[6]			$ 1,380
Fair Value Measurement Adjustments	[6]
Gain on Extinguishments	[6]			(10)
Net Carrying Value	[6]			$ 1,370
Notes payable – various other notes One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[6]			Due on Demand
Contractual Interest Rates	[6]			8.99%
Unpaid Balance	[6]			$ 380
Fair Value Measurement Adjustments	[6]
Gain on Extinguishments	[6]			(1)
Net Carrying Value	[6]			$ 379
Notes payable – various other notes Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[9]			June 30, 2021
Contractual Interest Rates	[9]			2.86%
Unpaid Balance	[9]			$ 1,500
Fair Value Measurement Adjustments	[9]
Gain on Extinguishments	[9]			(29)
Net Carrying Value	[9]			$ 1,471
Notes payable Five [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		June 30, 2021	[5]	March 9, 2021	[10]
Contractual Interest Rates		8.00%	[5]	0.00%	[10]
Unpaid Balance		$ 300	[5]	$ 15,000	[10]
Fair Value Measurement Adjustments			[5]	2,712	[10]
Gain on Extinguishments	[10]
Net Carrying Value		$ 300	[5]	$ 17,712	[10]
Notes payable Six [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 6, 2021	[11]	October 6, 2021	[12]
Contractual Interest Rates		8.00%	[11]	12.75%	[12]
Unpaid Balance		$ 3,750	[11]	$ 15,000	[12]
Fair Value Measurement Adjustments		1,475	[11]	5,972	[12]
Gain on Extinguishments	[12]
Net Carrying Value		$ 5,225	[11]	$ 20,972	[12]
Notes payable Seven [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 6, 2021	[11]	June 30, 2021	[13]
Contractual Interest Rates		15.75%	[11]	8.00%	[13]
Unpaid Balance		$ 5,600	[11]	$ 11,635	[13]
Fair Value Measurement Adjustments		2,202	[11]		[13]
Gain on Extinguishments	[13]			(57)
Net Carrying Value		$ 7,802	[11]	$ 11,578	[13]
Notes payable Eight [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		October 6, 2021	[14]	April 17, 2022	[15]
Contractual Interest Rates		0.00%	[14]	1.00%	[15]
Unpaid Balance		$ 18,250	[14]	$ 9,168	[15]
Fair Value Measurement Adjustments		5,241	[14]		[15]
Gain on Extinguishments	[15]
Net Carrying Value		$ 23,491	[14]	$ 9,168	[15]
Notes payable – NPA tranche One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[2]					March 6, 2020
Contractual Interest Rates	[2]					10.00%
Unpaid Balance	[2]					$ 900
Fair Value Measurement Adjustments	[2]					169
Net Carrying Value	[2]					$ 1,069
Notes payable – various other notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		June 30, 2021	[5]			Repayment upon new equity or debt financing in an aggregate amount exceeding $50,000	[6]
Contractual Interest Rates		6.99%	[5]			8.99%	[6]
Unpaid Balance		$ 1,260	[5]			$ 500	[6]
Fair Value Measurement Adjustments			[5]				[6]
Net Carrying Value		$ 1,260	[5]			$ 500	[6]
Notes payable – various other notes One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		Due on Demand	[5]			Due on Demand	[6]
Contractual Interest Rates		8.99%	[5]			6.99%	[6]
Unpaid Balance		$ 500	[5]			$ 180	[6]
Fair Value Measurement Adjustments			[5]				[6]
Net Carrying Value		$ 500	[5]			$ 180	[6]
Notes payable – various other notes Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date		June 30, 2021	[5]			June 3, 2020	[6]
Contractual Interest Rates		2.86%	[5]			6.99%	[6]
Unpaid Balance		$ 1,500	[5]			$ 2,700	[6]
Fair Value Measurement Adjustments			[5]				[6]
Net Carrying Value		$ 1,500	[5]			$ 2,700	[6]
Notes payable – various other notes Three [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[9]					December 31, 2019
Contractual Interest Rates	[9]					2.86%
Unpaid Balance	[9]					$ 1,500
Fair Value Measurement Adjustments	[9]
Net Carrying Value	[9]					$ 1,500

[1]	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bear interest of 12.00% per annum, have no covenants, and are unsecured.
[2]	The Company issued 10% interest notes with various third parties through the NPA:
[3]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on the earliest of (i) March 1, 2022, (ii) October 6, 2021, if the Qualified SPAC Merger contemplated in the Merger Agreement has not been consummated by July 27, 2021, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as a default. The Company has elected the fair value option because the notes include features, such as a contingently exercisable put option, which meet the definition of an embedded derivative. Additionally, the notes payable agreements contain a minimum cash provision, which requires the Company to maintain at least $5,000 of cash on hand at all times. The Company has classified the related $5,000 in Restricted Cash on its unaudited Condensed Consolidated Balance Sheets as of June 30, 2021.
[4]	The Company issued the following notes with an interest rate of 12.00% per annum.
[5]	As of June 30, 2021, the Company was in default on sixteen of its notes payable with an aggregate principal value of $40,935. The Company is in compliance with all its covenants under the remaining notes payable agreements as of June 30, 2021.
[6]	The Company issued the following notes with a third party.
[7]	The Company issued notes with various third parties through its operations in China.
[8]	On January 15, 2021, the Company borrowed $102 from a Chinese lender. The unsecured note payable is payable on demand and does not have a stated interest rate.
[9]	In October 2018, the Company borrowed $1,500 through a note payable from a U.S. based investment firm. The note originally matured on December 31, 2019, bears interest at 2.86% per annum, has no covenants and is unsecured.
[10]	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm through entering into a Joinder to the NPA, receiving net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bear interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 10 Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.
[11]	On January 13, 2021, the Company amended the NPA to permit the issuance of additional notes payable and issued $3,750 of notes payable to Birch Lake, receiving net proceeds of $3,510, inclusive of a 6.50% original issue discount, and $225 of debt issuance costs paid directly by the lender. The additional secured convertible notes payable issued to Birch Lake (“BL Notes”) accrue interest at 8% per annum. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations in the event of a default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement, with 50% of this premium convertible into equity. Birch Lake can demand repayment of the BL Notes if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable (See Note 7. Fair Value of Financial Instruments).
[12]	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrue interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 4 Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.
[13]	During 2019, a U.S. corporation made deposits of $11,635 with the Company as an advance to purchase FF 91 vehicles. On February 1, 2020, due to production delays the Company entered into a deposit conversion agreement with this corporation to convert the deposit amounts previously paid into a note payable. Upon conversion, the Company reclassified the deposit recorded in other current liabilities as of December 31, 2019 to notes payable as of December 31, 2020. The note matured on December 31, 2020, bears interest at 8.0% per annum, has no covenants and is unsecured.
[14]	On January 13, 2021, the Company entered into a notes payable agreement under the NPA, as amended, (“January 13 Notes”) with a US-based investment firm for total principal of $11,250, receiving net proceeds of $10,350, inclusive of an 8% original issue discount and $480 of debt issuance costs paid directly by the lender. The note payable is collateralized by a first lien on virtually all tangible and intangible assets of the Company and bears interest at 0% per annum. The note payable matures on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the occurrence of an acceleration event, such as an event of default. In the event the Company consummates a Qualified SPAC Merger, an amount equal to 130% of all outstanding principal, accrued and unpaid interest and accrued original issue discount under the notes through (but not including) the date of consummation of the Qualified SPAC Merger will automatically convert into Common Stock of PSAC received by the Company’s Class A ordinary stockholders and the notes and interest shall be deemed satisfied in full and terminated. The Company elected the fair value option for this note payable because the inclusion of a conversion feature that allows the lenders to convert the notes payable into Preferred Stock.
[15]	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The Company is still in the process of applying for forgiveness and no amounts have been forgiven as of December 31, 2020. The note matures April 17, 2022, has no covenants, and is unsecured.